Note 5 - Loans and Related Allowance for Loan and Lease Losses - Allowance for Loan Losses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2019	Dec. 31, 2018
Individually evaluated for impairment			$ 660	$ 1,354
Collectively evaluated for impairment			6,108	6,074
Less allowance for loan and lease losses	$ 7,428	$ 7,190	6,768	7,428
ALLL balance, period start	7,428	7,190
Charge-offs	(1,809)	(1,118)
Recoveries	259	516
Provision	890	840
ALLL balance, period end	6,768	7,428
Commercial And Industrial [Member]
Individually evaluated for impairment			3	667
Collectively evaluated for impairment			453	302
Less allowance for loan and lease losses	969	999	456	969
ALLL balance, period start	969	999
Charge-offs	(519)	(610)
Recoveries	82	287
Provision	(76)	293
ALLL balance, period end	456	969
Real Estate Construction Porfolio Segment [Member]
Individually evaluated for impairment
Collectively evaluated for impairment			97	100
Less allowance for loan and lease losses	100	313	97	100
ALLL balance, period start	100	313
Charge-offs
Recoveries	74	63
Provision	(77)	(276)
ALLL balance, period end	97	100
Real Estate Mortgage Portfolio Segment [Member] | Residential Loan [Member]
Individually evaluated for impairment			30	43
Collectively evaluated for impairment			1,628	1,538
Less allowance for loan and lease losses	1,581	1,760	1,658	1,581
ALLL balance, period start	1,581	1,760
Charge-offs	(523)	(177)
Recoveries	78	128
Provision	522	(130)
ALLL balance, period end	1,658	1,581
Real Estate Mortgage Portfolio Segment [Member] | Commercial Loans [Member]
Individually evaluated for impairment			627	643
Collectively evaluated for impairment			3,902	4,008
Less allowance for loan and lease losses	4,651	4,036	4,529	4,651
ALLL balance, period start	4,651	4,036
Charge-offs	(32)	(111)
Recoveries	17
Provision	(107)	726
ALLL balance, period end	4,529	4,651
Consumer Portfolio Segment [Member]
Individually evaluated for impairment				1
Collectively evaluated for impairment			28	126
Less allowance for loan and lease losses	127	82	$ 28	$ 127
ALLL balance, period start	127	82
Charge-offs	(735)	(220)
Recoveries	8	38
Provision	628	227
ALLL balance, period end	$ 28	$ 127